EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Share-based compensation	$ 2,296	$ 1,205